Nuveen Santa Barbara Dividend Growth Fund
Portfolio of Investments    October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 95.0%
	COMMON STOCKS – 95.0%
	Aerospace & Defense – 2.6%
304,041	Lockheed Martin Corp	$106,453,875
	Banks – 2.2%
919,168	JPMorgan Chase & Co	90,115,231
	Beverages – 2.3%
702,132	PepsiCo Inc	93,587,174
	Biotechnology – 2.3%
1,114,206	AbbVie Inc	94,818,931
	Building Products – 2.4%
721,135	Trane Technologies PLC	95,730,671
	Capital Markets – 2.9%
1,719,320	Charles Schwab Corp	70,681,245
311,054	CME Group Inc	46,882,059
	Total Capital Markets	117,563,304
	Chemicals – 4.5%
764,142	International Flavors & Fragrances Inc, (2)	78,446,818
467,077	Linde PLC	102,915,746
	Total Chemicals	181,362,564
	Communications Equipment – 4.7%
2,476,459	Cisco Systems Inc	88,904,878
658,114	Motorola Solutions Inc	104,021,499
	Total Communications Equipment	192,926,377
	Consumer Finance – 1.7%
759,141	American Express Co	69,264,025
	Containers & Packaging – 1.4%
489,095	Packaging Corp of America	55,996,487
	Diversified Telecommunication Services – 2.1%
3,107,578	AT&T Inc	83,966,758
	Electric Utilities – 3.0%
1,672,275	NextEra Energy Inc	122,427,253

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Entertainment – 2.0%
658,124	Walt Disney Co, (3)	$79,797,535
	Equity Real Estate Investment Trust – 2.2%
1,247,227	CyrusOne Inc	88,615,478
	Food Products – 2.0%
1,520,274	Mondelez International Inc	80,756,955
	Health Care Equipment & Supplies – 1.8%
734,140	Medtronic PLC	73,832,460
	Health Care Providers & Services – 5.6%
317,044	Anthem Inc	86,489,603
469,071	UnitedHealth Group Inc	143,132,325
	Total Health Care Providers & Services	229,621,928
	Hotels, Restaurants & Leisure – 2.1%
406,062	McDonald's Corp	86,491,206
	Household Products – 1.8%
910,171	Colgate-Palmolive Co	71,803,390
	Industrial Conglomerates – 1.8%
447,076	Honeywell International Inc	73,745,186
	Insurance – 3.5%
508,098	Chubb Ltd	66,007,011
726,137	Marsh & McLennan Cos Inc	75,126,134
	Total Insurance	141,133,145
	IT Services – 5.9%
575,094	Accenture PLC, Class A	124,743,639
934,174	Fidelity National Information Services Inc	116,388,739
	Total IT Services	241,132,378
	Media – 2.6%
2,461,444	Comcast Corp	103,971,395
	Multi-Utilities – 2.4%
959,179	WEC Energy Group Inc	96,445,448
	Oil, Gas & Consumable Fuels – 2.5%
822,154	Chevron Corp	57,139,703
946,178	Phillips 66	44,148,666
	Total Oil, Gas & Consumable Fuels	101,288,369

Shares	Description (1)	Value
	Pharmaceuticals – 5.9%
973,179	Johnson & Johnson	$133,432,573
1,392,255	Merck & Co Inc	104,711,498
	Total Pharmaceuticals	238,144,071
	Road & Rail – 2.4%
554,089	Union Pacific Corp	98,179,030
	Semiconductors & Semiconductor Equipment – 2.8%
797,146	Texas Instruments Inc	115,259,340
	Software – 4.7%
941,158	Microsoft Corp	190,556,260
	Specialty Retail – 4.1%
1,047,179	Lowe's Cos Inc	165,559,000
	Technology Hardware, Storage & Peripherals – 4.8%
1,776,322	Apple Inc	193,370,413
	Tobacco – 2.0%
1,160,215	Philip Morris International Inc	82,398,469
	Total Long-Term Investments (cost $2,924,404,097)	3,856,314,106

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.1%
	MONEY MARKET FUNDS – 1.1%
46,637,705	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.090% (5)	$46,637,705
	Total Investments Purchased with Collateral from Securities Lending (cost $46,637,705)		46,637,705

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.6%
	REPURCHASE AGREEMENTS – 5.6%
$225,635	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/20, repurchase price $225,635,092, collateralized by: $34,241,300, U.S. Treasury Notes, 2.375%, due 5/15/27, value $38,627,898; $50,000,000, U.S. Treasury Notes, 0.5%, due 5/31/27, value $49,892,875; $1,045,800, U.S. Treasury Notes, 0.5%, due 6/30/27, value $1,042,549; $119,753,300, U.S. Treasury Inflation Index Bond, 0.375%, due 7/15/27, value $140,584,528	0.000%	11/02/20	$225,635,092
	Total Short-Term Investments (cost $225,635,092)			225,635,092
	Total Investments (cost $3,196,676,894) – 101.7%			4,128,586,903
	Other Assets Less Liabilities – (1.7)%			(68,410,202)
	Net Assets – 100%			$4,060,176,701

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$3,856,314,106	$ —	$ —	$3,856,314,106
Investments Purchased with Collateral from Securities Lending	46,637,705	—	—	46,637,705
Short-Term Investments:
Repurchase Agreements	—	225,635,092	—	225,635,092
Total	$3,902,951,811	$225,635,092	$ —	$4,128,586,903

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $45,597,774.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

Nuveen Santa Barbara Global Dividend Growth Fund
Portfolio of Investments    October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 95.0%
	COMMON STOCKS – 95.0%
	Aerospace & Defense – 2.1%
1,087	Lockheed Martin Corp	$380,591
	Banks – 5.6%
98,200	BOC Hong Kong Holdings Ltd, (2)	272,749
4,519	JPMorgan Chase & Co	443,043
6,547	Toronto-Dominion Bank	288,848
	Total Banks	1,004,640
	Beverages – 2.0%
2,772	PepsiCo Inc	369,480
	Biotechnology – 1.6%
3,314	AbbVie Inc	282,021
	Capital Markets – 2.8%
4,154	Charles Schwab Corp	170,771
3,746	Macquarie Group Ltd, (2)	333,993
	Total Capital Markets	504,764
	Chemicals – 1.7%
2,964	International Flavors & Fragrances Inc	304,284
	Communications Equipment – 3.1%
7,940	Cisco Systems Inc	285,046
1,713	Motorola Solutions Inc	270,757
	Total Communications Equipment	555,803
	Consumer Finance – 1.5%
2,874	American Express Co	262,224
	Containers & Packaging – 3.9%
41,744	Amcor PLC, (2)	434,655
2,414	Packaging Corp of America	276,379
	Total Containers & Packaging	711,034
	Diversified Financial Services – 1.0%
15,200	ORIX Corp, (2)	177,768
	Diversified Telecommunication Services – 2.3%
8,020	AT&T Inc	216,700

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Diversified Telecommunication Services (continued)
157,487	HKT Trust & HKT Ltd, (2)	$203,673
	Total Diversified Telecommunication Services	420,373
	Electric Utilities – 3.7%
5,428	NextEra Energy Inc	397,384
16,463	SSE PLC, (2)	269,984
	Total Electric Utilities	667,368
	Electronic Equipment, Instruments & Components – 0.8%
9,600	Alps Alpine Co Ltd, (2)	138,502
	Entertainment – 1.3%
1,886	Walt Disney Co, (3)	228,677
	Equity Real Estate Investment Trust – 1.6%
3,954	CyrusOne Inc	280,932
	Food Products – 2.9%
5,010	Danone SA, (2)	277,881
2,128	Nestle SA, (2)	239,353
	Total Food Products	517,234
	Gas Utilities – 2.0%
72,411	Snam SpA, (2)	353,082
	Health Care Providers & Services – 3.0%
1,754	UnitedHealth Group Inc	535,216
	Hotels, Restaurants & Leisure – 1.5%
5,370	Restaurant Brands International Inc	279,040
	Household Products – 1.7%
3,411	Reckitt Benckiser Group PLC, (2)	300,470
	Industrial Conglomerates – 2.1%
2,325	Honeywell International Inc	383,509
	IT Services – 4.1%
1,608	Accenture PLC, Class A	348,791
3,066	Fidelity National Information Services Inc	381,993
	Total IT Services	730,784
	Media – 2.7%
11,565	Comcast Corp	488,506
	Oil, Gas & Consumable Fuels – 4.4%
2,936	Chevron Corp	204,052

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
8,429	Enbridge Inc	$232,252
3,294	Phillips 66	153,698
6,641	TOTAL SE, (2)	201,200
	Total Oil, Gas & Consumable Fuels	791,202
	Personal Products – 2.2%
6,989	Unilever PLC, (2)	398,295
	Pharmaceuticals – 7.8%
20,500	Astellas Pharma Inc, (2)	281,115
3,229	Johnson & Johnson	442,728
3,803	Merck & Co Inc	286,024
4,307	Sanofi, (2)	388,893
	Total Pharmaceuticals	1,398,760
	Professional Services – 1.4%
6,856	Experian PLC, (2)	251,162
	Road & Rail – 2.0%
2,084	Union Pacific Corp	369,264
	Semiconductors & Semiconductor Equipment – 2.3%
2,922	Texas Instruments Inc	422,492
	Software – 6.7%
3,866	Microsoft Corp	782,749
3,901	SAP SE, (2)	416,177
	Total Software	1,198,926
	Specialty Retail – 2.5%
2,797	Lowe's Cos Inc	442,206
	Technology Hardware, Storage & Peripherals – 3.1%
5,113	Apple Inc	556,601
	Textiles, Apparel & Luxury Goods – 1.1%
442	LVMH Moet Hennessy Louis Vuitton SE, (2)	207,186
	Tobacco – 1.9%
4,851	Philip Morris International Inc	344,518
	Trading Companies & Distributors – 2.0%
14,925	ITOCHU Corp, (2)	358,476
	Wireless Telecommunication Services – 2.6%
11,100	KDDI Corp, (2)	300,310

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Wireless Telecommunication Services (continued)
124,846	Vodafone Group PLC, (2)	$166,541
	Total Wireless Telecommunication Services	466,851
	Total Long-Term Investments (cost $13,998,894)	17,082,241

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.7%
	REPURCHASE AGREEMENTS – 4.7%
$832	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/20, repurchase price $832,417, collateralized $752,700 U.S. Treasury Notes, 2.375%, due 5/15/27, value $849,127	0.000%	11/02/20	$832,417
	Total Short-Term Investments (cost $832,417)			832,417
	Total Investments (cost $14,831,311) – 99.7%			17,914,658
	Other Assets Less Liabilities – 0.3%			62,774
	Net Assets – 100%			$17,977,432
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$11,110,776	$5,971,465	$ —	$17,082,241
Short-Term Investments:
Repurchase Agreements	—	832,417	—	832,417
Total	$11,110,776	$6,803,882	$ —	$17,914,658

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Santa Barbara International Dividend Growth Fund
Portfolio of Investments    October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.3%
	COMMON STOCKS – 96.3%
	Aerospace & Defense – 2.1%
17,595	BAE Systems PLC, (2)	$90,445
	Banks – 5.2%
34,000	BOC Hong Kong Holdings Ltd, (2)	94,435
2,815	Toronto-Dominion Bank	124,195
	Total Banks	218,630
	Biotechnology – 2.2%
5,638	Grifols SA, (2)	95,273
	Capital Markets – 4.2%
2,005	Macquarie Group Ltd, (2)	178,766
	Chemicals – 10.2%
1,416	Koninklijke DSM NV, (2)	226,457
944	Linde PLC, (2)	206,892
	Total Chemicals	433,349
	Containers & Packaging – 3.9%
15,926	Amcor PLC, (2)	165,828
	Diversified Financial Services – 2.7%
9,700	ORIX Corp, (2)	113,444
	Diversified Telecommunication Services – 3.3%
106,400	HKT Trust & HKT Ltd, (2)	137,604
	Electric Utilities – 3.2%
8,169	SSE PLC, (2)	133,967
	Electronic Equipment, Instruments & Components – 1.8%
5,200	Alps Alpine Co Ltd, (2)	75,022
	Food Products – 5.8%
2,001	Danone SA, (2)	110,986
1,183	Nestle SA, (2)	133,061
	Total Food Products	244,047
	Gas Utilities – 3.2%
27,396	Snam SpA, (2)	133,585

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 2.6%
2,131	Restaurant Brands International Inc	$110,733
	Household Products – 2.9%
1,412	Reckitt Benckiser Group PLC, (2)	124,381
	Insurance – 2.5%
11,000	AIA Group Ltd, (2)	104,689
	Oil, Gas & Consumable Fuels – 4.9%
4,013	Enbridge Inc	110,573
3,150	TOTAL SE, (2)	95,435
	Total Oil, Gas & Consumable Fuels	206,008
	Personal Products – 2.8%
2,066	Unilever PLC, (2)	117,739
	Pharmaceuticals – 10.6%
7,100	Astellas Pharma Inc, (2)	97,362
2,776	Novo Nordisk A/S, (2)	177,013
1,931	Sanofi, (2)	174,357
	Total Pharmaceuticals	448,732
	Professional Services – 2.9%
3,300	Experian PLC, (2)	120,892
	Real Estate Management & Development – 2.8%
63,636	CapitaLand Ltd, (2)	119,749
	Software – 3.5%
1,391	SAP SE, (2)	148,398
	Textiles, Apparel & Luxury Goods – 2.8%
257	LVMH Moet Hennessy Louis Vuitton SE, (2)	120,468
	Trading Companies & Distributors – 4.8%
8,500	ITOCHU Corp, (2)	204,157
	Wireless Telecommunication Services – 5.4%
4,900	KDDI Corp, (2)	132,569
70,614	Vodafone Group PLC, (2)	94,197
	Total Wireless Telecommunication Services	226,766
	Total Long-Term Investments (cost $3,536,430)	4,072,672

Nuveen Santa Barbara International Dividend Growth Fund (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.7%
	REPURCHASE AGREEMENTS – 3.7%
$158	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/20, repurchase price $157,769, collateralized $142,700 U.S. Treasury Notes, 2.375%, due 5/15/27, value $160,981	0.000%	11/02/20	$157,769
	Total Short-Term Investments (cost $157,769)			157,769
	Total Investments (cost $3,694,199) – 100.0%			4,230,441
	Other Assets Less Liabilities – (0.0)%			(1,085)
	Net Assets – 100%			$4,229,356
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$345,501	$3,727,171	$ —	$4,072,672
Short-Term Investments:
Repurchase Agreements	—	157,769	—	157,769
Total	$345,501	$3,884,940	$ —	$4,230,441

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

Nuveen Emerging Markets Equity Fund
Portfolio of Investments    October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.8%
	COMMON STOCKS – 94.5%
	Automobiles – 2.6%
621,812	PT Astra International Tbk, (2)	$227,069
13,196	Tata Motors Ltd, Sponsored ADR	115,729
	Total Automobiles	342,798
	Banks – 9.5%
543,346	Bank Rakyat Indonesia Persero Tbk PT, (2)	122,998
2,006	Capitec Bank Holdings Ltd, (2), (3)	140,981
16,500	China Merchants Bank Co Ltd, (2)	98,189
1,032	Credicorp Ltd	118,350
3,088	HDFC Bank Ltd, ADR	177,375
20,857	ICICI Bank Ltd, Sponsored ADR	220,041
39,646	Itau Unibanco Holding SA	162,234
15,640	Sberbank of Russia PJSC, Sponsored ADR, (2)	157,986
70,116	Turkiye Garanti Bankasi AS, (2), (3)	55,357
	Total Banks	1,253,511
	Beverages – 2.4%
28,390	Anadolu Efes Biracilik Ve Malt Sanayii AS, (2)	65,960
46,150	Fomento Economico Mexicano SAB de CV	248,270
	Total Beverages	314,230
	Diversified Consumer Services – 0.9%
5,199	Afya Ltd, Class A, (3)	124,776
	Electronic Equipment, Instruments & Components – 4.4%
87,000	E Ink Holdings Inc, (2)	116,824
59,000	Foxconn Industrial Internet Co Ltd, (2)	120,539
36,608	Hangzhou Hikvision Digital Technology Co Ltd, (2)	246,075
800	Samsung Electro-Mechanics Co Ltd, (2)	95,086
	Total Electronic Equipment, Instruments & Components	578,524
	Entertainment – 2.9%
1,769	Sea Ltd, ADR	278,971
7,300	Tencent Music Entertainment Group, ADR	108,624
	Total Entertainment	387,595
	Food & Staples Retailing – 2.0%
12,600	Cia Brasileira de Distribuicao	136,036

Nuveen Emerging Markets Equity Fund (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Food & Staples Retailing (continued)
54,541	Wal-Mart de Mexico SAB de CV	$132,062
	Total Food & Staples Retailing	268,098
	Health Care Providers & Services – 1.0%
133,771	Life Healthcare Group Holdings Ltd	133,905
	Hotels, Restaurants & Leisure – 6.6%
76,291	Arcos Dorados Holdings Inc, (3)	306,690
40,700	Galaxy Entertainment Group Ltd, (2), (3)	268,968
89,800	Wynn Macau Ltd, (2), (3)	124,071
2,350	Wynn Resorts Ltd, (3)	170,210
	Total Hotels, Restaurants & Leisure	869,939
	Insurance – 2.3%
29,280	Ping An Insurance Group Co of China Ltd, (2)	302,746
	Interactive Media & Services – 12.3%
770	Baidu Inc, Sponsored ADR	102,449
4,606	MailRu Group Ltd, GDR	120,908
470	NAVER Corp, (2)	120,259
15,114	Tencent Holdings Ltd, (2)	1,154,794
2,300	Yandex NV, (3)	132,411
	Total Interactive Media & Services	1,630,821
	Internet & Catalog Retail – 1.1%
7,924	MakeMyTrip Ltd, (3)	148,733
	Internet & Direct Marketing Retail – 21.3%
4,573	Alibaba Group Holding Ltd, Sponsored ADR	1,393,347
1,381	Allegroeu SA,144A, (3)	28,066
8,114	B2W Cia Digital, (3)	106,396
3,054	Baozun Inc, Sponsored ADR, (4)	111,746
5,126	JDcom Inc, ADR	417,872
2,800	Meituan Dianping, Class B, (2), (3)	104,382
140	MercadoLibre Inc, (3)	169,967
1,624	Naspers Ltd, (2)	317,049
8,100	Vipshop Holdings Ltd, ADR	173,340
	Total Internet & Direct Marketing Retail	2,822,165
	IT Services – 0.1%
1,361	Ant Group Co Ltd,144A, (2), (3)	14,186
	Media – 1.0%
21,720	Grupo Televisa SAB, Sponsored ADR	138,139

Shares	Description (1)	Value
	Metals & Mining – 1.0%
5,900	AngloGold Ashanti Ltd, (2)	$135,968
	Multiline Retail – 1.4%
27,700	Lojas Americanas SA, (3)	112,143
1,056,300	Matahari Department Store Tbk PT, (2), (3)	71,261
	Total Multiline Retail	183,404
	Oil, Gas & Consumable Fuels – 3.8%
4,255	Reliance Industries Ltd, Sponsored GDR,144A, (2)	234,360
4,789	Reliance Industries Ltd, Sponsored GDR,144A	262,916
	Total Oil, Gas & Consumable Fuels	497,276
	Personal Products – 1.8%
1,670	Amorepacific Corp, (2)	234,611
	Semiconductors & Semiconductor Equipment – 11.8%
8,056	MediaTek Inc, (2)	191,493
2,783	SK Hynix Inc, (2)	197,434
62,000	Taiwan Semiconductor Manufacturing Co Ltd, (2)	938,040
21,000	Win Semiconductors Corp, (2)	229,095
	Total Semiconductors & Semiconductor Equipment	1,556,062
	Specialty Retail – 0.5%
9,609	Mr Price Group Ltd, (2)	72,692
	Technology Hardware, Storage & Peripherals – 3.8%
9,892	Samsung Electronics Co Ltd, (2)	497,227
	Total Common Stocks (cost $10,719,747)	12,507,406

Shares	Description (1), (5)	Value
	EXCHANGE-TRADED FUNDS – 2.3%
3,991	iShares MSCI India ETF	$134,058
5,836	iShares MSCI Saudi Arabia ETF	165,275
	Total Exchange-Traded Funds (cost $309,188)	299,333
	Total Long-Term Investments (cost $11,028,935)	12,806,739

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.8%
	MONEY MARKET FUNDS – 0.8%
98,835	State Street Navigator Securities Lending Government Money Market Portfolio, (6)	0.090% (7)	$98,835
	Total Investments Purchased with Collateral from Securities Lending (cost $98,835)		98,835

Nuveen Emerging Markets Equity Fund (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.1%
	REPURCHASE AGREEMENTS – 3.1%
$413	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/20, repurchase price $412,934, collateralized by $358,800 U.S. Treasury Notes, 0.375%, due 7/15/27, value $421,214	0.000%	11/02/20	$412,934
	Total Short-Term Investments (cost $412,934)			412,934
	Total Investments (cost $11,540,704) – 100.7%			13,318,508
	Other Assets Less Liabilities – (0.7)%			(87,624)
	Net Assets – 100%			$13,230,884
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$5,851,706	$6,655,700	$ —	$12,507,406
Exchange-Traded Funds	299,333	—	—	299,333
Investments Purchased with Collateral from Securities Lending	98,835	—	—	98,835
Short-Term Investments:
Repurchase Agreements	—	412,934	—	412,934
Total	$6,249,874	$7,068,634	$ —	$13,318,508

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $93,927.
(5)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(7)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International Inc.

Nuveen International Growth Fund
Portfolio of Investments    October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 89.2%
	COMMON STOCKS – 89.2%
	Aerospace & Defense – 4.3%
140,338	Airbus SE, (2), (3)	$10,267,975
2,431,960	BAE Systems PLC, (2)	12,501,225
727,200	CAE Inc, (3)	12,428,390
188,837	Thales SA, (2)	12,304,676
	Total Aerospace & Defense	47,502,266
	Airlines – 0.5%
514,200	Air Canada, (3)	5,685,030
	Banks – 3.0%
1,885,300	Banco do Brasil SA, (3)	9,791,291
838,084	HDFC Bank Ltd, (2), (3)	13,371,143
1,413,223	ING Groep NV, (2), (3)	9,680,178
	Total Banks	32,842,612
	Beverages – 1.8%
431,868	Coca-Cola HBC AG, (2), (3)	9,809,973
304,933	Diageo PLC, (2)	9,854,778
	Total Beverages	19,664,751
	Biotechnology – 1.3%
68,709	CRISPR Therapeutics AG, (3), (4)	6,308,860
22,024	Genmab A/S, (2), (3)	7,356,563
97,235	Orchard Therapeutics plc, (3)	392,830
	Total Biotechnology	14,058,253
	Capital Markets – 3.3%
409,777	Brookfield Asset Management Inc	12,203,159
261,600	Hong Kong Exchanges & Clearing Ltd, (2)	12,535,534
105,554	London Stock Exchange Group PLC, (2)	11,378,491
	Total Capital Markets	36,117,184
	Chemicals – 0.7%
78,822	Chr Hansen Holding A/S, (2), (3)	7,953,913
	Diversified Financial Services – 1.1%
1,471,267	Burford Capital Ltd, (3)	12,532,119
	Diversified Telecommunication Services – 0.6%
40,176,000	China Tower Corp Ltd,144A, (2)	6,287,325

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components – 2.5%
37,000	Keyence Corp, (2)	$16,791,432
441,029	Softwareone Holding AG, (2)	10,856,427
	Total Electronic Equipment, Instruments & Components	27,647,859
	Entertainment – 2.1%
21,900	Spotify Technology SA, (3)	5,253,591
199,188	Ubisoft Entertainment SA, (2), (3)	17,594,950
	Total Entertainment	22,848,541
	Equity Real Estate Investment Trust – 3.5%
191,571	Digital Realty Trust Inc	27,643,696
1,006,391	UNITE Group PLC, (2)	10,860,674
	Total Equity Real Estate Investment Trust	38,504,370
	Food & Staples Retailing – 1.7%
148,038	Dino Polska SA,144A, (2), (3)	8,139,043
37,692	Zur Rose Group AG., (2), (3)	10,487,618
	Total Food & Staples Retailing	18,626,661
	Food Products – 0.7%
4,981,320	Ausnutria Dairy Corp Ltd, (2)	7,118,685
	Gas Utilities – 0.7%
247,411	Rubis SCA, (2)	8,134,824
	Health Care Equipment & Supplies – 2.9%
60,769	Cochlear Ltd, (2), (3)	9,070,097
129,000	Hoya Corp, (2)	14,558,539
172,531	Koninklijke Philips NV, (2), (3)	7,991,075
	Total Health Care Equipment & Supplies	31,619,711
	Health Care Providers & Services – 2.4%
208,649	Fresenius Medical Care AG & Co KGaA, (2)	15,932,891
100,525	Orpea, (2), (3)	10,040,865
	Total Health Care Providers & Services	25,973,756
	Household Durables – 2.3%
303,200	Sony Corp, (2)	25,276,700
	Household Products – 1.2%
285,800	Unicharm Corp, (2)	13,224,223
	Insurance – 2.2%
1,197,400	AIA Group Ltd, (2)	11,395,863
1,216,144	Ping An Insurance Group Co of China Ltd, (2)	12,574,532
	Total Insurance	23,970,395

Nuveen International Growth Fund (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Interactive Media & Services – 3.9%
555,402	Tencent Holdings Ltd, (2)	$42,435,828
	Internet & Catalog Retail – 0.7%
2,314,721	boohoo.com plc, (2), (3)	8,112,407
	Internet & Direct Marketing Retail – 7.0%
536,100	Alibaba Group Holding Ltd, (2), (3)	20,314,890
115,531	Alibaba Group Holding Ltd, Sponsored ADR, (3)	35,201,141
223,902	Allegroeu SA,144A, (3)	4,550,325
278,250	JDcom Inc, (2), (3)	11,349,396
1,520,968	Trainline PLC,144A, (2), (3)	5,422,554
	Total Internet & Direct Marketing Retail	76,838,306
	IT Services – 5.8%
6,817	Adyen NV,144A, (2), (3)	11,457,626
86,639	Ant Group Co Ltd,144A, (2), (3)	903,059
380,000	GDS Holdings Ltd, (3), (5)	3,992,684
146,719	GDS Holdings Ltd, ADR, (3)	12,330,265
401,802	Keywords Studios PLC	11,014,506
2,662,441	NEXTDC Ltd, (2), (3)	23,839,089
	Total IT Services	63,537,229
	Leisure Products – 0.4%
112,229	MIPS AB, (2)	4,827,975
	Life Sciences Tools & Services – 2.6%
446,143	Clinigen Group Plc, (2)	3,480,705
16,684	Eurofins Scientific SE, (2), (3)	13,285,803
62,286	ICON PLC, (3)	11,230,166
	Total Life Sciences Tools & Services	27,996,674
	Machinery – 0.9%
141,001	Kornit Digital Ltd, (3)	9,492,187
	Media – 0.5%
452,855	YouGov PLC	5,690,733
	Oil, Gas & Consumable Fuels – 1.9%
523,620	Parkland Corp/Canada	12,788,858
286,831	Reliance Industries Ltd, (2)	7,990,448
	Total Oil, Gas & Consumable Fuels	20,779,306
	Personal Products – 0.5%
1,159,700	Kitanotatsujin Corp, (2), (4)	5,402,841

Shares	Description (1)	Value
	Pharmaceuticals – 8.6%
101,931	AstraZeneca PLC, (2)	$10,234,430
5,846,231	China Medical System Holdings Ltd, (2)	6,147,767
152,690	Dr Reddy's Laboratories Ltd, ADR	9,895,839
327,727	GlaxoSmithKline PLC, Sponsered ADR	10,952,636
91,594	GW Pharmaceuticals PLC, ADR, (3), (4)	8,244,376
210,365	Novo Nordisk A/S, (2)	13,414,058
29,796	Roche Holding AG, (2)	9,574,389
120,835	Sanofi, (2)	10,910,596
494,900	Takeda Pharmaceutical Co Ltd, (2)	15,293,690
	Total Pharmaceuticals	94,667,781
	Professional Services – 0.9%
244,300	Recruit Holdings Co Ltd, (2)	9,295,773
	Real Estate Management & Development – 1.9%
2,354,950	Aroundtown SA, (2), (3)	11,295,887
155,527	Vonovia SE, (2)	9,932,496
	Total Real Estate Management & Development	21,228,383
	Road & Rail – 0.9%
103,200	Canadian National Railway Co	10,251,835
	Semiconductors & Semiconductor Equipment – 5.7%
29,736	ASML Holding NV, (2)	10,758,570
66,290	Broadcom Inc	23,176,973
1,084,000	NEC Electronics Corp, (2), (3)	8,948,036
118,633	Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR	9,949,750
437,561	Tower Semiconductor Ltd, (3)	9,232,537
	Total Semiconductors & Semiconductor Equipment	62,065,866
	Software – 4.2%
104,409	CyberArk Software Ltd, (3)	10,352,152
261,200	Dye & Durham Ltd, (3), (4)	4,313,143
548,774	Open Text Corp	20,156,469
100,050	SAP SE, (2)	10,673,792
	Total Software	45,495,556
	Textiles, Apparel & Luxury Goods – 3.4%
44,394	adidas AG, (2), (3)	13,189,673
21,669	LVMH Moet Hennessy Louis Vuitton SE, (2)	10,157,294
156,308	Puma SE, (2), (3)	13,683,691
	Total Textiles, Apparel & Luxury Goods	37,030,658

Nuveen International Growth Fund (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Tobacco – 0.6%
220,680	British American Tobacco PLC, (2)	$6,994,534
	Total Long-Term Investments (cost $957,252,305)	977,733,050

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.3%
	MONEY MARKET FUNDS – 0.3%
3,144,584	State Street Navigator Securities Lending Government Money Market Portfolio, (6)	0.090% (7)	$3,144,584
	Total Investments Purchased with Collateral from Securities Lending (cost $3,144,584)		3,144,584

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 13.5%
	REPURCHASE AGREEMENTS – 13.5%
$148,268	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/20, repurchase price $148,267,935, collateralized by $134,059,200 U.S. Treasury Notes, 2.375%, due 5/15/27, value $151,233,308	0.000%	11/02/20	$148,267,935
	Total Short-Term Investments (cost $148,267,935)			148,267,935
	Total Investments (cost $1,108,664,824) – 103.0%			1,129,145,569
	Other Assets Less Liabilities – (3.0)%			(32,379,208)
	Net Assets – 100%			$1,096,766,361
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$311,062,857	$662,677,509	$3,992,684	$977,733,050
Investments Purchased with Collateral from Securities Lending	3,144,584	—	—	3,144,584
Short-Term Investments:
Repurchase Agreements	—	148,267,935	—	148,267,935
Total	$314,207,441	$810,945,444	$3,992,684	$1,129,145,569

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,042,018.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(7)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt

Nuveen Winslow International Small Cap Fund
Portfolio of Investments    October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.5%
	COMMON STOCKS – 98.5%
	Aerospace & Defense – 1.3%
35,164	Kongsberg Gruppen ASA, (2), (3)	$571,392
	Auto Components – 1.4%
31,200	FCC Co Ltd, (2)	598,710
	Beverages – 2.4%
45,985	Britvic PLC, (2)	439,416
6,538	Royal Unibrew A/S, (2)	637,514
	Total Beverages	1,076,930
	Building Products – 1.3%
18,200	AGC Inc/Japan, (2)	568,312
	Capital Markets – 2.5%
28,200	Avanza Bank Holding AB, (2)	537,106
5,311	Euronext NV,144A, (2)	552,989
	Total Capital Markets	1,090,095
	Chemicals – 2.8%
39,352	Kemira Oyj, (2)	486,151
45,700	Tosoh Corp, (2)	740,780
	Total Chemicals	1,226,931
	Construction & Engineering – 1.3%
828,000	China State Construction International Holdings Ltd, (2)	574,397
	Construction Materials – 1.2%
22,300	Taiheiyo Cement Corp, (2)	523,427
	Containers & Packaging – 1.0%
22,248	SIG Combibloc Group AG, (2), (4)	457,614
	Distributors – 2.5%
8,845	D'ieteren SA/NV, (2)	443,134
11,950	PALTAC Corp, (2)	668,095
	Total Distributors	1,111,229
	Diversified Financial Services – 1.4%
15,500	Zenkoku Hosho Co Ltd, (2)	611,288

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components – 4.3%
34,700	Anritsu Corp, (2)	$759,668
16,772	Halma PLC, (2)	514,692
18,648	Spectris PLC, (2)	598,513
	Total Electronic Equipment, Instruments & Components	1,872,873
	Equity Real Estate Investment Trust – 10.0%
6,061	Aedifica SA, (2)	610,827
20,400	Canadian Apartment Properties REIT	655,807
146,433	Charter Hall Long Wale REIT, (2)	490,955
7,900	Granite Real Estate Investment Trust	442,941
443,300	Mapletree Logistics Trust, (2)	633,251
78,800	Safestore Holdings PLC, (2)	820,306
390,249	Waypoint REIT, (2)	735,361
	Total Equity Real Estate Investment Trust	4,389,448
	Food & Staples Retailing – 1.0%
1,600	Zur Rose Group AG., (2), (4)	445,192
	Food Products – 1.2%
10,626	Salmar ASA, (2), (4)	539,593
	Health Care Equipment & Supplies – 0.9%
17,971	Fisher & Paykel Healthcare Corp Ltd, (2)	415,748
	Health Care Providers & Services – 3.2%
7,837	Galenica AG.,144A, (2)	494,216
19,000	Ship Healthcare Holdings Inc, (2)	901,595
	Total Health Care Providers & Services	1,395,811
	Health Care Technology – 1.3%
25,600	Pro Medicus Ltd, (2)	584,343
	Hotels, Restaurants & Leisure – 1.9%
17,000	Tokyotokeiba Co Ltd, (2)	846,265
	Household Durables – 3.5%
35,100	Haseko Corp, (2)	420,819
13,700	Kaufman & Broad SA, (2)	488,222
40,300	Sumitomo Forestry Co Ltd, (2)	634,829
	Total Household Durables	1,543,870
	Independent Power & Renewable Electricity Producers – 1.6%
32,500	Capital Power Corp	716,205
	Industrial Conglomerates – 1.5%
9,294	Rheinmetall AG, (2)	679,240

Nuveen Winslow International Small Cap Fund (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Interactive Media & Services – 1.7%
52,213	carsalescom Ltd, (2)	$762,820
	IT Services – 6.0%
47,952	Kainos Group plc, (2)	769,091
21,900	Nihon Unisys Ltd, (2)	645,534
38,178	Solutions 30 SE, (2), (3), (4)	680,131
27,500	TIS Inc, (2)	525,941
	Total IT Services	2,620,697
	Life Sciences Tools & Services – 1.0%
940	Tecan Group AG., (2)	446,057
	Machinery – 7.0%
4,400	Daifuku Co Ltd, (2)	453,718
3,182	Kardex Holding AG, (2)	561,814
6,482	KION Group AG, (2)	505,083
23,000	METAWATER Co Ltd, (2)	539,235
4,017	Spirax-Sarco Engineering PLC, (2)	587,259
27,025	Trelleborg AB (B Shares), (2), (4)	449,689
	Total Machinery	3,096,798
	Marine – 1.1%
55,837	Atlas Corp	481,873
	Metals & Mining – 3.7%
21,983	APERAM SA, (2)	589,950
29,140	Nippon Light Metal Holdings Co Ltd, (2)	460,248
313,281	St Barbara Ltd, (2)	589,111
	Total Metals & Mining	1,639,309
	Multiline Retail – 4.8%
123,567	Europris ASA,144A, (2)	642,282
16,300	Seria Co Ltd, (2)	628,024
53,040	Tokmanni Group Corp	843,820
	Total Multiline Retail	2,114,126
	Oil, Gas & Consumable Fuels – 1.6%
28,700	Parkland Corp/Canada	700,967
	Pharmaceuticals – 3.9%
19,010	Dechra Pharmaceuticals PLC, (2)	859,969
16,787	Recordati Industria Chimica e Farmaceutica SpA, (2)	870,315
	Total Pharmaceuticals	1,730,284
	Real Estate Management & Development – 2.5%
20,484	Castellum AB, (2)	426,491

Shares	Description (1)	Value
	Real Estate Management & Development (continued)
22,355	TAG Immobilien AG, (2)	$658,793
	Total Real Estate Management & Development	1,085,284
	Road & Rail – 1.2%
14,200	Sankyu Inc, (2)	508,667
	Semiconductors & Semiconductor Equipment – 1.6%
33,300	Tower Semiconductor Ltd, (4)	702,630
	Software – 3.9%
27,777	Altium Ltd, (2)	729,068
86,662	Avast PLC,144A, (2)	532,559
2,850	Kinaxis, Inc, (4)	435,062
	Total Software	1,696,689
	Specialty Retail – 1.8%
57,965	Bilia AB, (2)	771,027
	Thrifts & Mortgage Finance – 1.4%
155,671	OneSavings Bank PLC, (2), (4)	620,963
	Trading Companies & Distributors – 5.8%
87,176	Howden Joinery Group PLC, (2)	719,711
27,500	Nishio Rent All Co Ltd, (2)	533,723
50,000	Russel Metals Inc	665,391
10,500	Toromont Industries Ltd	653,738
	Total Trading Companies & Distributors	2,572,563
	Total Common Stocks (cost $39,519,170)	43,389,667

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
8,423	Mapletree Logistics Trust, (5)	$6
	Total Common Stock Rights (cost $-)	6
	Total Long-Term Investments (cost $39,519,170)	43,389,673

Shares	Description	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.8%
	MONEY MARKET FUNDS – 2.8%
1,258,632	State Street Navigator Securities Lending Government Money Market Portfolio, (6)	0.090% (7)	$1,258,632
	Total Investments Purchased with Collateral from Securities Lending (cost $1,258,632)		1,258,632

Nuveen Winslow International Small Cap Fund (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.3%
	REPURCHASE AGREEMENTS – 1.3%
$570	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/20, repurchase price $570,496, collateralized by $495,700 U.S. Treasury Inflation Index Bonds,0.375%, due 7/15/27, value $581,928	0.000%	11/02/20	$570,496
	Total Short-Term Investments (cost $570,496)			570,496
	Total Investments (cost $41,348,298) – 102.6%			45,218,801
	Other Assets Less Liabilities – (2.6)%			(1,162,294)
	Net Assets – 100%			$44,056,507
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$6,298,434	$37,091,233	$ —	$43,389,667
Common Stock Rights	—	—	6	6
Investments Purchased with Collateral from Securities Lending	1,258,632	—	—	1,258,632
Short-Term Investments:
Repurchase Agreements	—	570,496	—	570,496
Total	$7,557,066	$37,661,729	$6	$45,218,801

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,226,472.
(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(7)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT	Real Estate Investment Trust

Nuveen Winslow Large-Cap Growth ESG Fund
Portfolio of Investments    October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.3%
	COMMON STOCKS – 99.3%
	Automobiles – 1.3%
64,350	Ferrari NV	$11,481,327
	Capital Markets – 2.8%
51,500	Moody's Corp	13,539,350
31,250	MSCI Inc	10,932,500
	Total Capital Markets	24,471,850
	Chemicals – 1.0%
38,200	Linde PLC	8,416,988
	Containers & Packaging – 1.4%
138,350	Ball Corp	12,313,150
	Diversified Consumer Services – 1.0%
53,100	Bright Horizons Family Solutions Inc, (2)	8,392,455
	Equity Real Estate Investment Trust – 3.4%
71,150	American Tower Corp	16,339,598
18,110	Equinix Inc	13,242,756
	Total Equity Real Estate Investment Trust	29,582,354
	Food & Staples Retailing – 0.9%
22,800	Costco Wholesale Corp	8,153,736
	Health Care Equipment & Supplies – 1.7%
86,400	Abbott Laboratories	9,081,504
13,550	Align Technology Inc, (2)	5,773,384
	Total Health Care Equipment & Supplies	14,854,888
	Health Care Providers & Services – 2.2%
62,300	UnitedHealth Group Inc	19,010,222
	Hotels, Restaurants & Leisure – 1.2%
8,550	Chipotle Mexican Grill Inc, (2)	10,272,654
	Interactive Media & Services – 10.5%
16,560	Alphabet Inc, (2)	26,762,782
16,920	Alphabet Inc, Class C, (2)	27,427,489
138,950	Facebook Inc, Class A, (2)	36,559,134
	Total Interactive Media & Services	90,749,405

Shares	Description (1)	Value
	Internet & Direct Marketing Retail – 10.3%
29,230	Alibaba Group Holding Ltd, Sponsored ADR, (2)	$8,906,089
26,320	Amazon.com Inc, (2)	79,911,468
	Total Internet & Direct Marketing Retail	88,817,557
	IT Services – 12.2%
81,000	Mastercard Inc, Class A	23,379,840
110,190	PayPal Holdings Inc, (2)	20,509,665
9,650	Shopify Inc, (2)	8,930,399
79,000	Square Inc, (2)	12,235,520
177,600	Visa Inc	32,271,696
32,900	Wixcom Ltd, (2)	8,136,828
	Total IT Services	105,463,948
	Life Sciences Tools & Services – 3.1%
129,200	Agilent Technologies Inc	13,190,028
90,200	IQVIA Holdings Inc, (2)	13,889,898
	Total Life Sciences Tools & Services	27,079,926
	Personal Products – 1.8%
69,250	Estee Lauder Cos Inc	15,211,455
	Pharmaceuticals – 4.3%
311,400	AstraZeneca PLC, Sponsored ADR	15,619,824
60,800	Eli Lilly and Co	7,931,968
87,200	Zoetis Inc	13,825,560
	Total Pharmaceuticals	37,377,352
	Semiconductors & Semiconductor Equipment – 5.5%
36,200	ASML Holding NV	13,075,802
41,900	NVIDIA Corp	21,006,984
95,700	Texas Instruments Inc	13,837,263
	Total Semiconductors & Semiconductor Equipment	47,920,049
	Software – 24.6%
74,650	Adobe Inc, (2)	33,376,015
58,700	Atlassian Corp PLC, (2)	11,248,094
41,750	Autodesk Inc, (2)	9,833,795
69,900	Intuit Inc	21,996,132
384,650	Microsoft Corp	77,880,085
157,200	salesforcecom Inc, (2)	36,512,844
23,750	ServiceNow Inc, (2)	11,817,288
53,300	Splunk Inc, (2)	10,555,532
	Total Software	213,219,785

Nuveen Winslow Large-Cap Growth ESG Fund (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Technology Hardware, Storage & Peripherals – 6.1%
482,000	Apple Inc	$52,470,520
	Textiles, Apparel & Luxury Goods – 4.0%
32,910	Lululemon Athletica Inc, (2)	10,507,834
200,100	NIKE Inc	24,028,008
	Total Textiles, Apparel & Luxury Goods	34,535,842
	Total Long-Term Investments (cost $434,829,109)	859,795,463

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.3%
	REPURCHASE AGREEMENTS – 0.3%
$2,597	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/20, repurchase price $2,597,471, collateralized by $2,348,600 U.S. Treasury Notes, 2.375%, due 5/15/27, value $2,649,475	0.000%	11/02/20	$2,597,471
	Total Short-Term Investments (cost $2,597,471)			2,597,471
	Total Investments (cost $437,426,580) – 99.6%			862,392,934
	Other Assets Less Liabilities – 0.4%			3,535,682
	Net Assets – 100%			$865,928,616
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$859,795,463	$ —	$ —	$859,795,463
Short-Term Investments:
Repurchase Agreements	—	2,597,471	—	2,597,471
Total	$859,795,463	$2,597,471	$ —	$862,392,934

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt

Nuveen Winslow International Large Cap Fund
Portfolio of Investments    October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCKS – 98.3%
	Aerospace & Defense – 1.1%
11,045	BAE Systems PLC, (2)	$56,776
	Air Freight & Logistics – 2.0%
2,357	Deutsche Post AG, (2)	104,505
	Airlines – 1.0%
2,925	Japan Airlines Co Ltd, (2)	51,088
	Auto Components – 1.3%
639	Cie Generale des Etablissements Michelin SCA, (2)	69,013
	Automobiles – 2.4%
1,955	Toyota Motor Corp, (2)	128,340
	Banks – 4.2%
18,750	BOC Hong Kong Holdings Ltd, (2)	52,078
4,340	DBS Group Holdings Ltd, (2)	64,648
875	KBC Group NV, (2)	43,231
875	Royal Bank of Canada	61,183
	Total Banks	221,140
	Beverages – 3.5%
2,744	Coca-Cola HBC AG, (2)	62,330
3,845	Kirin Holdings Co Ltd, (2)	69,319
7,910	Treasury Wine Estates Ltd, (2)	50,995
	Total Beverages	182,644
	Building Products – 3.6%
2,375	AGC Inc/Japan, (2)	74,162
1,312	Kingspan Group PLC	114,372
	Total Building Products	188,534
	Capital Markets – 5.2%
7,125	3i Group PLC, (2)	88,989
330	Deutsche Boerse AG, (2)	48,627
550	Euronext NV,144A, (2)	57,267
870	Macquarie Group Ltd, (2)	77,569
	Total Capital Markets	272,452
	Chemicals – 3.8%
436	Sika AG, (2)	107,258

Shares	Description (1)	Value
	Chemicals (continued)
5,600	Tosoh Corp, (2)	$90,774
	Total Chemicals	198,032
	Commercial Services & Supplies – 3.3%
11,510	Brambles Ltd, (2)	77,627
1,120	Secom Co Ltd, (2)	94,616
	Total Commercial Services & Supplies	172,243
	Construction & Engineering – 2.2%
2,002	ACS Actividades de Construccion y Servicios SA, (2)	47,589
950	Eiffage SA, (2)	68,948
	Total Construction & Engineering	116,537
	Construction Materials – 1.1%
1,400	LafargeHolcim Ltd, (2)	60,087
	Diversified Telecommunication Services – 1.7%
1,392	Cellnex Telecom SA,144A, (2)	89,354
	Electric Utilities – 1.2%
8,171	Enel SpA, (2)	64,963
	Equity Real Estate Investment Trust – 1.9%
7,720	Goodman Group, (2)	99,921
	Food & Staples Retailing – 1.2%
2,020	Alimentation Couche-Tard Inc	62,209
	Food Products – 1.8%
851	Nestle SA, (2)	95,719
	Gas Utilities – 1.2%
13,309	Snam SpA, (2)	64,896
	Health Care Equipment & Supplies – 5.8%
1,000	GN Store Nord A/S, (2)	71,997
907	Hoya Corp, (2)	102,361
3,079	Smith & Nephew PLC, (2)	53,464
75	Straumann Holding AG, (2)	78,289
	Total Health Care Equipment & Supplies	306,111
	Health Care Providers & Services – 1.8%
3,995	Sonic Healthcare Ltd, (2)	97,850
	Hotels, Restaurants & Leisure – 1.2%
3,055	Aristocrat Leisure Ltd, (2)	61,518

Nuveen Winslow International Large Cap Fund (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Insurance – 4.8%
307	Allianz SE, (2)	$54,079
2,725	AXA SA, (2)	43,762
325	Hannover Rueck SE, (2)	47,230
171	Swiss Life Holding AG, (2)	57,522
147	Zurich Insurance Group AG, (2)	48,825
	Total Insurance	251,418
	IT Services – 4.1%
55	Adyen NV,144A, (2), (3)	92,441
775	CGI Inc, (3)	48,089
3,905	TIS Inc, (2)	74,684
	Total IT Services	215,214
	Leisure Products – 2.4%
1,675	Bandai Namco Holdings Inc, (2)	125,181
	Life Sciences Tools & Services – 1.6%
138	Lonza Group AG, (2)	83,616
	Machinery – 1.2%
847	KION Group AG, (2)	65,999
	Metals & Mining – 2.1%
4,535	BHP Group Ltd, (2)	108,711
	Multiline Retail – 1.7%
4,185	Pan Pacific International Holdings Corp, (2)	88,799
	Multi-Utilities – 2.6%
5,989	Engie SA, (2)	72,434
1,782	RWE AG, (2)	65,948
	Total Multi-Utilities	138,382
	Oil, Gas & Consumable Fuels – 3.8%
13,380	BP PLC, (2)	34,128
2,632	Neste Oyj, (2)	137,268
4,796	Repsol SA, (2)	30,110
	Total Oil, Gas & Consumable Fuels	201,506
	Personal Products – 1.5%
1,398	Unilever PLC, (2)	79,670
	Pharmaceuticals – 8.1%
800	AstraZeneca PLC, (2)	80,324
682	Novartis AG, (2)	53,143
1,169	Novo Nordisk A/S, (2)	74,542

Shares	Description (1)	Value
	Pharmaceuticals (continued)
1,555	Recordati Industria Chimica e Farmaceutica SpA, (2)	$80,618
282	Roche Holding AG, (2)	90,616
1,015	Shionogi & Co Ltd, (2)	47,878
	Total Pharmaceuticals	427,121
	Professional Services – 1.5%
1,005	Wolters Kluwer NV, (2)	81,371
	Semiconductors & Semiconductor Equipment – 3.6%
305	ASML Holding NV, (2)	110,350
307	Tokyo Electron Ltd, (2)	82,402
	Total Semiconductors & Semiconductor Equipment	192,752
	Software – 5.2%
642	Check Point Software Technologies Ltd, (3)	72,905
100	Constellation Software Inc/Canada	104,976
426	Nice Ltd, (2), (3)	96,885
	Total Software	274,766
	Textiles, Apparel & Luxury Goods – 1.6%
279	adidas AG, (2)	82,892
	Total Long-Term Investments (cost $4,636,156)	5,181,330
	Other Assets Less Liabilities – 1.7%	90,050
	Net Assets – 100%	$5,271,380
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Winslow International Large Cap Fund (continued)
Portfolio of Investments    October 31, 2020
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$463,734	$4,717,596	$ —	$5,181,330

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.